Derivative and Hedging Instruments - Summary of Fair Values of Derivative Instruments by Remaining Term to Maturity (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedges [Line Items]
Derivative assets	$ 17,503,000,000	$ 27,793,000,000
Derivative liabilities	10,038,000,000	14,962,000,000
Remaining term to maturity (notional amounts)	440,098,000,000	418,978,000,000
Credit equivalent amount	4,176,000,000	5,069,000,000
Capital Requirement	76,000,000	117,000,000
Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	17,503,000,000	27,793,000,000
Derivative liabilities	10,038,000,000	14,962,000,000
Fair value, net	7,465,000,000	12,831,000,000
Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	354,376,000,000	346,342,000,000
Credit equivalent amount	1,994,000,000	3,374,000,000
Capital Requirement	43,000,000	89,000,000
Interest rate swaps [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	15,693,000,000	26,638,000,000
Derivative liabilities	(8,653,000,000)	(13,702,000,000)
Fair value, net	7,040,000,000	12,936,000,000
Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	117,030,000,000	138,585,000,000
Credit equivalent amount	1,582,000,000	2,607,000,000
Capital Requirement	29,000,000	73,000,000
Interest rate swaps [Member] | OTC swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	12,112,000,000	21,803,000,000
Derivative liabilities	(7,717,000,000)	(12,816,000,000)
Fair value, net	4,395,000,000	8,987,000,000
Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	183,526,000,000	148,679,000,000
Interest rate swaps [Member] | Cleared swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	441,000,000	432,000,000
Derivative liabilities	(453,000,000)	(424,000,000)
Fair value, net	(12,000,000)	8,000,000
Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	31,168,000,000	30,706,000,000
Credit equivalent amount	299,000,000	629,000,000
Capital Requirement	5,000,000	12,000,000
Interest rate swaps [Member] | Forward contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	2,625,000,000	3,739,000,000
Derivative liabilities	(483,000,000)	(462,000,000)
Fair value, net	2,142,000,000	3,277,000,000
Interest rate swaps [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	11,944,000,000	16,750,000,000
Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	10,708,000,000	11,622,000,000
Credit equivalent amount	113,000,000	138,000,000
Capital Requirement	9,000,000	4,000,000
Interest rate swaps [Member] | Options purchased [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	515,000,000	664,000,000
Fair value, net	515,000,000	664,000,000
Foreign exchange [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	14,798,000,000	8,775,000,000
Credit equivalent amount	85,000,000	56,000,000
Foreign exchange [Member] | Forward contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	58,000,000	95,000,000
Derivative liabilities	(79,000,000)	(113,000,000)
Fair value, net	(21,000,000)	(18,000,000)
Foreign exchange [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	3,086,000,000	3,467,000,000
Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	37,713,000,000	33,304,000,000
Credit equivalent amount	1,302,000,000	1,112,000,000
Capital Requirement	25,000,000	23,000,000
Foreign exchange [Member] | Swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	801,000,000	855,000,000
Derivative liabilities	(2,181,000,000)	(2,195,000,000)
Fair value, net	(1,380,000,000)	(1,340,000,000)
Credit derivatives [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	44,000,000	241,000,000
Credit derivatives [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	1,000,000	3,000,000
Fair value, net	1,000,000	3,000,000
Equity contracts [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	11,359,000,000	10,984,000,000
Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	17,730,000,000	14,349,000,000
Credit equivalent amount	766,000,000	500,000,000
Capital Requirement	8,000,000	5,000,000
Equity contracts [Member] | Options purchased [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	1,616,000,000	1,051,000,000
Derivative liabilities	(17,000,000)	(15,000,000)
Fair value, net	1,599,000,000	1,036,000,000
Equity contracts [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	992,000,000	1,516,000,000
Credit equivalent amount	29,000,000	27,000,000
Equity contracts [Member] | Swap contracts [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	57,000,000	43,000,000
Derivative liabilities	(10,000,000)	(51,000,000)
Fair value, net	47,000,000	(8,000,000)
Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	440,098,000,000	418,978,000,000
Credit equivalent amount	4,176,000,000	5,069,000,000
Capital Requirement	76,000,000	117,000,000
Financial Instruments [member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	18,226,000,000	28,685,000,000
Derivative liabilities	(10,940,000,000)	(16,076,000,000)
Fair value, net	7,286,000,000	12,609,000,000
Accrued interest [Member] | Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	723,000,000	892,000,000
Derivative liabilities	(902,000,000)	(1,114,000,000)
Fair value, net	(179,000,000)	(222,000,000)
Less than 1 year [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	2,500,000,000	1,656,000,000
Derivative liabilities	294,000,000	386,000,000
Remaining term to maturity (notional amounts)	97,100,000,000	73,744,000,000
Less than 1 year [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	54,262,000,000	39,295,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	4,554,000,000	7,567,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	21,722,000,000	2,314,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	14,636,000,000	11,092,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	11,944,000,000	16,750,000,000
Less than 1 year [Member] | Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	1,406,000,000	1,572,000,000
Less than 1 year [Member] | Foreign exchange [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	14,798,000,000	8,741,000,000
Less than 1 year [Member] | Foreign exchange [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	3,086,000,000	3,467,000,000
Less than 1 year [Member] | Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	1,941,000,000	1,670,000,000
Less than 1 year [Member] | Credit derivatives [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	11,000,000	192,000,000
Less than 1 year [Member] | Equity contracts [Member] | Futures [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	11,359,000,000	10,984,000,000
Less than 1 year [Member] | Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	10,974,000,000	8,168,000,000
Less than 1 year [Member] | Equity contracts [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	669,000,000	1,227,000,000
Less than 1 year [Member] | Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	97,100,000,000	73,744,000,000
1 to 3 years [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	1,803,000,000	3,524,000,000
Derivative liabilities	387,000,000	250,000,000
3 to 5 years [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	1,000,000,000	1,228,000,000
Derivative liabilities	379,000,000	555,000,000
Over 5 years [Member]
Disclosure of detailed information about hedges [Line Items]
Derivative assets	12,200,000,000	21,385,000,000
Derivative liabilities	8,978,000,000	13,771,000,000
Remaining term to maturity (notional amounts)	258,928,000,000	268,278,000,000
Over 5 years [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	231,985,000,000	245,134,000,000
Over 5 years [Member] | Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	90,592,000,000	110,166,000,000
Over 5 years [Member] | Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	134,139,000,000	127,581,000,000
Over 5 years [Member] | Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	741,000,000	1,259,000,000
Over 5 years [Member] | Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	6,513,000,000	6,128,000,000
Over 5 years [Member] | Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	26,903,000,000	23,144,000,000
Over 5 years [Member] | Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	40,000,000
Over 5 years [Member] | Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	258,928,000,000	268,278,000,000
1 to 5 years [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	84,070,000,000	76,956,000,000
1 to 5 years [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	68,129,000,000	61,913,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | OTC swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	21,884,000,000	20,852,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | Cleared swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	27,665,000,000	18,784,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	15,791,000,000	18,355,000,000
1 to 5 years [Member] | Interest rate swaps [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	2,789,000,000	3,922,000,000
1 to 5 years [Member] | Foreign exchange [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)		34,000,000
1 to 5 years [Member] | Foreign exchange [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	8,869,000,000	8,490,000,000
1 to 5 years [Member] | Credit derivatives [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	33,000,000	49,000,000
1 to 5 years [Member] | Equity contracts [Member] | Options purchased [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	6,716,000,000	6,181,000,000
1 to 5 years [Member] | Equity contracts [Member] | Swap contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	323,000,000	289,000,000
1 to 5 years [Member] | Financial Instruments [member]
Disclosure of detailed information about hedges [Line Items]
Remaining term to maturity (notional amounts)	$ 84,070,000,000	$ 76,956,000,000